Advances and Other Borrowings (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	The contractual maturities of this debt as of March 31, 2023, are as follows (in thousands):

Due in 2023	$171,700
Due in 2024	150,000
$321,700
The contractual maturities of these borrowings as of June 30, 2023, are as follows (in thousands):

Due in 2023	$49,000
Due in 2024	200,000
Total	$249,000